Income Taxes (Details Narrative)	3 Months Ended	6 Months Ended
	May 31, 2020 USD ($)	May 31, 2020 USD ($)
Canadian Federal Scientific Research & Experimental Development expenditures	$ 20,250,000	$ 20,250,000
Unclaimed investment tax credits	3,770,000	3,770,000
Canada
Non-capital loss carryforward	$ 5,169,839	$ 5,169,839